Revenue and Other Income - Schedule of transaction prices allocated to the remaining performance obligations (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of performance obligations [line items]
Current contract liabilities	$ 630,962	$ 47,270,998	$ 111,974,163
Within one year
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 630,962	35,716,912
More than one year
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations		$ 11,554,086